John Hancock
International Dynamic Growth Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 97.0%		$516,097,469
(Cost $452,234,730)
Australia 0.8%		4,124,128
Macquarie Group, Ltd.	34,971	4,124,128
Brazil 1.1%		6,102,107
B3 SA - Brasil Bolsa Balcao	1,936,600	6,102,107
Canada 3.1%		16,644,592
Canadian National Railway Company	93,700	11,357,834
Dollarama, Inc.	80,260	5,286,758
China 2.7%		14,170,318
Tencent Holdings, Ltd.	87,700	4,030,793
Trip.com Group, Ltd. (A)	153,100	6,253,037
Trip.com Group, Ltd., ADR (A)	94,700	3,886,488
Denmark 4.5%		23,870,492
Novo Nordisk A/S, B Shares	148,032	23,870,492
France 12.6%		66,829,533
Hermes International	11,264	24,930,325
L’Oreal SA	36,179	16,827,272
LVMH Moet Hennessy Louis Vuitton SE	25,561	23,740,350
Sartorius Stedim Biotech	4,256	1,331,586
Germany 4.9%		26,340,746
Deutsche Boerse AG	35,907	6,879,868
Hensoldt AG	159,126	5,410,314
MTU Aero Engines AG	44,344	10,354,883
SAP SE	27,092	3,695,681
Hong Kong 0.5%		2,575,221
AIA Group, Ltd.	257,400	2,575,221
Ireland 1.7%		9,048,246
ICON PLC (A)	35,990	9,048,246
Italy 2.5%		13,064,811
Amplifon SpA	160,067	5,415,425
Davide Campari-Milano NV	22,943	308,559
Ferrari NV	22,898	7,340,827
Japan 3.1%		16,258,226
BayCurrent Consulting, Inc.	174,200	5,625,742
Sony Group Corp.	58,400	5,470,109
Tokio Marine Holdings, Inc.	224,500	5,162,375
Mexico 1.1%		6,084,960
Grupo Aeroportuario del Centro Norte SAB de CV	539,800	6,084,960
Netherlands 8.2%		43,684,094
Adyen NV (A)(B)	4,724	8,767,858
ASM International NV	17,666	8,392,806
ASML Holding NV	23,381	16,747,161
Wolters Kluwer NV	77,851	9,776,269
South Korea 1.7%		9,218,680
SK Hynix, Inc.	95,190	9,218,680
2	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Sweden 3.9%		$20,864,483
Atlas Copco AB, A Shares	442,255	6,282,624
EQT AB	209,637	5,007,617
Evolution AB (B)	77,642	9,574,242
Switzerland 8.5%		45,015,346
Alcon, Inc.	139,400	11,837,848
Novartis AG	117,573	12,309,566
STMicroelectronics NV	182,038	9,736,596
Straumann Holding AG	36,727	6,077,326
Zurich Insurance Group AG	10,453	5,054,010
Taiwan 4.2%		22,456,100
Taiwan Semiconductor Manufacturing Company, Ltd.	549,000	9,913,625
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	126,500	12,542,475
United Kingdom 15.2%		81,147,327
Ashtead Group PLC	103,458	7,654,226
BAE Systems PLC	1,159,464	13,866,113
Compass Group PLC	405,791	10,557,739
London Stock Exchange Group PLC	124,702	13,542,001
RELX PLC	410,791	13,803,251
Rentokil Initial PLC	2,016,464	16,442,590
Shell PLC	174,259	5,281,407
United States 14.7%		78,124,156
Eli Lilly & Company	3,400	1,545,470
Linde PLC	33,949	13,262,856
Mettler-Toledo International, Inc. (A)	2,022	2,542,604
Microsoft Corp.	62,884	21,123,993
NVIDIA Corp.	64,180	29,990,672
ServiceNow, Inc. (A)	16,567	9,658,561
Uruguay 2.0%		10,473,903

MercadoLibre, Inc. (A)	8,460	10,473,903
Exchange-traded funds 2.9%		$15,653,143
(Cost $15,738,067)
iShares Core MSCI EAFE ETF (C)	162,350	11,291,443
iShares Core MSCI Total International Stock ETF (C)	67,000	4,361,700

	Yield (%)	Shares	Value
Short-term investments 2.4%			$12,937,379
(Cost $12,937,329)
Short-term funds 2.4%			12,937,379
John Hancock Collateral Trust (D)	5.2927(E)	1,294,385	12,937,379

Total investments (Cost $480,910,126) 102.3%	$544,687,991
Other assets and liabilities, net (2.3%)	(12,383,757)
Total net assets 100.0%	$532,304,234

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 7-31-23. The value of securities on loan amounted to $12,670,732.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	3

(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 7-31-23.
The fund had the following sector composition as a percentage of net assets on 7-31-23:
Information technology	24.5%
Consumer discretionary	20.3%
Industrials	19.9%
Health care	13.9%
Financials	13.7%
Consumer staples	3.3%
Materials	2.5%
Energy	1.0%
Communication services	0.8%
Short-term investments and other	0.1%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$4,124,128	—	$4,124,128	—
Brazil	6,102,107	$6,102,107	—	—
Canada	16,644,592	16,644,592	—	—
China	14,170,318	3,886,488	10,283,830	—
Denmark	23,870,492	—	23,870,492	—
France	66,829,533	—	66,829,533	—
Germany	26,340,746	—	26,340,746	—
Hong Kong	2,575,221	—	2,575,221	—
Ireland	9,048,246	9,048,246	—	—
Italy	13,064,811	—	13,064,811	—
Japan	16,258,226	—	16,258,226	—
Mexico	6,084,960	6,084,960	—	—
Netherlands	43,684,094	—	43,684,094	—
South Korea	9,218,680	—	9,218,680	—
Sweden	20,864,483	—	20,864,483	—
Switzerland	45,015,346	11,837,848	33,177,498	—
Taiwan	22,456,100	12,542,475	9,913,625	—
United Kingdom	81,147,327	—	81,147,327	—
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	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
United States	$78,124,156	$78,124,156	—	—
Uruguay	10,473,903	10,473,903	—	—
Exchange-traded funds	15,653,143	15,653,143	—	—
Short-term investments	12,937,379	12,937,379	—	—
Total investments in securities	$544,687,991	$183,335,297	$361,352,694	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,294,385	—	$67,318,846	$(54,386,973)	$5,456	$50	$8,790	—	$12,937,379
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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